As filed with the Securities and Exchange Commission on June 5, 2015
1933 Act Registration Number – 333-175770
1940 Act Registration Number – 811-22588

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ____   [   ]
Post-Effective Amendment No. 19   [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 20    [X]
(Check appropriate box or boxes.)
___________________________________

BPV Family of Funds
(Exact Name of Registrant as Specified in Charter)

P.O. Box 46707, Cincinnati, OH 45246-0707
(Address of Principal Executive Offices) (Zip Code)

(888) 784-2399
(Registrant’s Telephone Number, including Area Code)

Michael R. West
P.O. Box 46707, Cincinnati, OH 45246-0707
(Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 W. Fourth Street
Winston-Salem, NC 27101
Phone: (336) 607-7512
Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	on (date), pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 18 filed May 28, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Knoxville, Tennessee on the 5th day of June, 2015.

BPV Family of Funds

By:	/s/ Michael R. West
Michael R. West, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Michael R. West	June 5, 2015
Michael R. West, President**	Date

/s/ William Perkins Crawford, Jr.	June 5, 2015
William Perkins Crawford, Jr., Trustee	Date

/s/ Ann O’Connell*	June 5, 2015
Ann O’Connell, Trustee	Date

/s/ Joseph M. O’Donnell*	June 5, 2015
Joseph M. O’Donnell, Trustee	Date

/s/ Jan R. Williams*	June 5, 2015
Jan R. Williams, Trustee	Date

/s/ Theresa Bridge*	June 5, 2015
Theresa Bridge, Principal Financial Officer**	Date

/s/ Leslie Beale	June 5, 2015
*By Leslie Beale, Attorney-in-Fact	Date

**Mr. West is the principal executive officer of the BPV Family of Funds, and Ms. Bridge is the principal financial officer and principal accounting officer of the BPV Family of Funds.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase